Note 14 - Stock Warrants and Warrant Liability (Details) - Warrant Activity (USD $)	1 Months Ended	12 Months Ended
	Dec. 19, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 25, 2014	Dec. 29, 2013
Warrant Activity [Abstract]
Outstanding at		3,398,045	4,106,016
Outstanding at (in Dollars per Share)		$ 1.36	$ 3.57	$ 0.02	$ 0.02
Issued	6,250,000	6,250,000
Issued (in Dollars per share)		$ 0.02
Exercised			(472,222)
Exercised (in Dollars per share)			$ (0.60)
Cancelled/expired			(235,749)
Cancelled/expired (in Dollars per share)			$ (40.32)
Outstanding at		9,648,045	3,398,045
Outstanding at (in Dollars per Share)	$ 0.02	$ 0.49	$ 1.36	$ 0.02	$ 0.02